15. DERIVATIVES AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Derivatives And Financial Instruments
DERIVATIVES AND FINANCIAL INSTRUMENTS

To mitigate exposure to variability in expected future cash flows resulting from changes in interest rates, in May 2013 the Company entered into two forward swap arrangements (the “Swaps”) whereby the Company would pay fixed rates on two short-term borrowings at some point in the future for a determined period of time. In September 2014, as a result of continued increasing fixed rate exposure, the Company determined that an additional strategy was needed and, as a result, exited from the Swaps for a deferred gain of $372,000. In their place, the Company purchased three interest rate caps with a strike price of 3-month LIBOR at 0.50% and a five-year term. The instruments hedged were $100 million of FHLB borrowings maturing quarterly on the same reset dates. The Company executed three separate interest rate cap agreements, each between $30 million and $35 million maturing between August 2019 and October 2019.

The following table reflects the cash flow hedges included in the Consolidated Balance Sheets as of December 31, 2016 and 2015:

	2016		2015
	Notational	Fair	Notational	Fair
(in thousands)	Amount	Value	Amount	Value
Included in other assets:
Cap 1 - maturing August 2019	$35,000	$1,011	$35,000	$1,334
Cap 2 - maturing September 2019	35,000	1,045	35,000	1,360
Cap 3 - maturing October 2019	30,000	929	30,000	1,216
	$100,000	$2,985	$100,000	$3,910

Remaining amortization of the premium on the interest rate caps is as follows:

(in thousands)
2017	$1,779
2018	2,247
2019	1,751
$5,777

The Company recorded $912,000 and $154,000 for the year ended December 31, 2016 and 2015, respectively, in amortization associated with the interest rate caps. Those expenses are reflected in the Consolidated Statements of Income as a component of borrowings and repurchase agreements interest expense.

The Company anticipates little to no ineffectiveness in this hedging relationship as long as the terms are matched at each forecasted debt issuance. The Company notes that the actual interest cost incurred at each rollover will be a function of market rates at that time. However the Company is only hedging the benchmark interest rate risk in each rollover.

The remaining amortization of the deferred gain associated with the exit of the Swaps is as follows:

(in thousands)
2017	$74
2018	74
Thereafter	148
$296

The Company does not use derivatives for trading or speculative purposes.